INCOME TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Taxes Details 2Abstract
Deferred income tax assets	$ 2,755	$ 4,654
Deferred income tax liabilities	(5,693)	(8,557)
Total deferred income tax assets and liabilities	$ (2,938)	$ (3,903)